Bank Premises, Furniture, Fixtures and Equipment	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Bank Premises, Furniture, Fixtures and Equipment
Note 7. Bank Premises, Furniture, Fixtures and Equipment
(in thousands)
Bank premises, furniture, fixtures and equipment consist of the following at December 31, 2021 and December 31, 2020:

	2021	2020
Land and buildings	$35,108	$33,651
Furniture, fixtures and equipment	6,911	7,105

	42,019	40,756
Less accumulated depreciation	15,358	15,126

Total	$26,661	$25,630

Depreciation expense for the years ended December 31, 2021, 2020 and 2019, respectively, was $1,064, $1,012, and $899.
The Company leases certain premises and equipment under operating leases. At December 31, 2021, the Company had lease liabilities and right-of-use
(“ROU”) assets totaling $544 related to these leases. Lease liabilities and ROU assets are reflected in other liabilities and other assets, respectively. For the year ended December 31, 2021, the weighted average remaining lease term for operating leases was 2.4 years and the weighted average discount rate used in the measurement of operating lease liabilities was 1.23%.
Lease costs were as follows:

	December 31, 2021	December 31, 2020
(in thousands)
Operating lease cost	$364	$473
Short-term lease cost	23	23

	$387	$496

There were no sale and leaseback transactions, leverage leases or lease transactions with related parties during the year ended December 31, 2021 and 2020.
A maturity analysis of operating lease liabilities and reconciliation of the undiscounted cash flows to the total operating lease liability is as follows:

December 31, 2021
Lease payments due:
Within one year	$200
After one year but within two years	65
After two years but within three years	64
After three year but within four years	65
After four years but within five years	66
After five years	73

Total undiscounted cash flows	533
Discount on cash flows	(9)

Total lease liability	$524